FORUM FUNDS

MERK ABSOLUTE RETURN CURRENCY FUND, MERK ASIAN CURRENCY FUND, MERK
CURRENCY ENHANCED U.S. EQUITY FUND AND MERK HARD CURRENCY FUND

Supplement dated January 1, 2013 to the Prospectus
dated August 1, 2012, as amended September 24, 2012 and November 14, 2012

Any information and references related to the Merk Absolute Return Currency Fund and Merk Currency Enhanced U.S. Equity Fund are hereby deleted in their entirety.

For more information, please contact a Fund customer service representative toll free at (866) MERK FUND or (866) 637-5386

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.

FORUM FUNDS

MERK ABSOLUTE RETURN CURRENCY FUND, MERK ASIAN CURRENCY FUND, MERK
CURRENCY ENHANCED U.S. EQUITY FUND AND MERK HARD CURRENCY FUND

Supplement dated January 1, 2013 to the Statement of Additional Information
dated August 1, 2012

Any information and references related to the Merk Absolute Return Currency Fund and Merk Currency Enhanced U.S. Equity Fund are hereby deleted in their entirety.

For more information, please contact a Fund customer service representative toll free at (866) MERK FUND or (866) 637-5386

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.